UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA FLORIDA TAX-FREE MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2006



[LOGO OF USAA]
    USAA(R)

                              USAA FLORIDA TAX-FREE
                                    MONEY MARKET Fund

                            [GRAPHIC OF USAA FLORIDA TAX-FREE MONEY MARKET FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Citibank, N.A., Citigroup, Inc., Deutsche Bank Trust Co., JPMorgan Chase Bank, N.A., Morgan Stanley, or U.S. Bank, N.A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      Fannie Mae, General Electric Capital Corp., Montana Board of Investments Intercap Program, or National Rural Utility Corp.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation

              IDA     Industrial Development Authority/Agency

              MLO     Municipal Lease Obligation

              PCRB    Pollution Control Revenue Bond

              PUTTER  Puttable Tax-Exempt Receipts

              RB      Revenue Bond

              ROC     Reset Option Certificates

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 3O, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (91.0%)

             FLORIDA (79.9%)
   $  580    Brevard County Mental Health Facilities RB,
                Series 1994C (LOC - SunTrust Bank)                                     4.07%        1/01/2010     $    580
    4,735    Broward County School Board COP (MLO),
                Series 2006A, PUTTER, Series 1344 (LIQ)(INS)(a)                        4.01         1/01/2014        4,735
    1,400    Dade County IDA RB, Series 1982                                           4.48        11/15/2017        1,400
    4,000    Gainesville Utilities System RB, Series 2005A,
                Solar Eclipse Certificates,
                Series 2006-27 (LIQ)(INS)(a)                                           4.00        10/01/2013        4,000
    6,500    Higher Educational Facilities Financing Auth. RB,
                Series 2005 (LOC - Regions Bank)                                       3.98        12/02/2030        6,500
    2,745    Hillsborough County Aviation Auth. RB, Series 2000 (NBGA)(a)              4.04        12/01/2030        2,745
    1,500    Hillsborough County IDA RB,
                Series 2006 (LOC - Wells Fargo Bank, N.A.)                             3.97         6/01/2031        1,500
    2,065    Housing Finance Agency Multi-Family Loan RB, Series 1984D (NBGA)          4.00         5/15/2012        2,065
    3,940    Jacksonville Economic Development Commission
                Health Care Facilities RB, Series 2003A
                (LOC - Fortis Bank & JPMorgan Chase Bank, N.A.)                        3.98         9/01/2023        3,940
    1,100    Jacksonville PCRB, Series 1995                                            4.01         5/01/2029        1,100
    1,700    Lee County IDA Health Care RB,
                Series 2002 (LOC - Bank of America, N.A.)                              3.97        11/01/2032        1,700
    3,995    Lee County Transportation Facilities Refunding RB,
                Series 2005A, Floater Certificates, Series 1247 (LIQ)(INS)(a)          4.01        10/01/2027        3,995
    5,600    Lee Memorial Health System Hospital RB, Series 1985D                      4.02         4/01/2020        5,600
    1,735    Marion County Hospital District RB,
                Series 2000 (LOC - AmSouth Bank, N.A.)                                 3.99        10/01/2030        1,735
    2,550    Miami-Dade County Expressway Auth. RB, Series 2004B, PUTTER,
                Series 1339 (LIQ)(INS)(a)                                              4.03         7/01/2012        2,550
      100    Miami-Dade County IDA RB, Series 2004 (LOC - SunTrust Bank)               3.97         6/01/2024          100
    4,885    Nassau County PCRB, Series 1999 (LOC - SunTrust Bank)                     3.95        10/01/2008        4,885
             Orange County IDA RB,
      575       Series 1989 (LOC - Wachovia Bank, N.A.)                                4.22         2/01/2009          575
    2,200       Series 1998 (LOC - Wachovia Bank, N.A.)                                4.03        10/01/2018        2,200
    4,550       Series 2005 (LOC - Bank of America, N.A.)                              4.00         8/01/2025        4,550
    5,700    Orange County Sales Tax RB,
                Series 2002B, ABN AMRO MuniTOPS Certificates Trust,
                Series 2002-27 (LIQ)(INS)(a)                                           4.00         1/01/2011        5,700
             Palm Beach County RB,
    1,110       Series 2000 (LOC - Northern Trust Co.)                                 4.00         3/01/2030        1,110
    6,500       Series 2001 (LOC - Northern Trust Co.)                                 3.99        10/01/2031        6,500
    3,600       Series 2003 (LOC - Northern Trust Co.)                                 3.99        11/01/2036        3,600
    1,100       Series 2004 (LOC - Northern Trust Co.)                                 3.99         3/01/2034        1,100
             Putnam County Development Auth. RB,
    3,845       Series 1984-H1 (NBGA)                                                  4.08         3/15/2014        3,845
    4,855       Series 1984-H2 (NBGA)                                                  4.08         3/15/2014        4,855
    2,650    Santa Rosa County School Board COP (MLO), Series 2006-2, PUTTER,
                Series 1293Z (LIQ)(INS)(a)                                             4.01         2/01/2014        2,650
    1,400    State Board of Education Lottery RB, Series 2006A, ROC Trust II,
                Series 542 (LIQ)(INS)(a)                                               4.01         7/01/2025        1,400
    4,800    State Department of Management Services RB,
                Series 2005A, ROC Trust II-R,
                Series 4079 (LIQ)(INS)(a)                                              4.01         9/01/2020        4,800
    5,000    Tallahassee Energy System RB, Series 2005, EAGLE Tax Exempt, J
                Series 20060018 (LIQ)(INS)(a)                                          4.02        10/01/2035        5,000
    4,150    Wauchula IDA RB, Series 1993 (LOC - JPMorgan Chase Bank, N.A.)            3.98        12/01/2013        4,150

             ALABAMA (1.9%)
    2,450    Birmingham Medical Clinic Board RB,
                Series 2002A (LOC - Columbus Bank & Trust Co.)                         4.15         2/01/2012        2,450

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             COLORADO (0.7%)
  $   900    Educational and Cultural Facilities Auth. RB,
                Series 2005 (LOC - Western Corp. Federal Credit Union)                 4.07%        9/01/2035     $    900

             LOUISIANA (4.7%)
    6,000    Ascension Parish PCRB, Series 1992                                        4.25         3/01/2011        6,000

             PENNSYLVANIA (3.8%)
    4,750    Chartiers Valley Industrial and Commercial Development Auth. RB,
                Series 1982                                                            4.10        11/15/2017        4,750
                                                                                                                  --------
             Total variable-rate demand notes (cost: $115,265)                                                     115,265
                                                                                                                  --------
             PUT BONDS (8.3%)

             FLORIDA (4.3%)
    5,500    Sarasota County Public Hospital RB, Series 1996A                          3.57        10/01/2028        5,500

             MONTANA (4.0%)
    5,000    Board of Investments Municipal Finance Consolidation Act Bonds,
                Series 1998 (NBGA)                                                     3.65         3/01/2018        5,000
                                                                                                                  --------
             Total put bonds (cost: $10,500)                                                                        10,500
                                                                                                                  --------

             TOTAL INVESTMENTS (COST: $125,765)                                                                   $125,765
                                                                                                                  ========

4

 N O T E S
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           to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 3O, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of two separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

             2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

         B. As of June 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $126,591,000 at June 30, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
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

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
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48507-0806                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA State Tax-Free Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Florida Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.